Fair Values (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Loans receivable and other lending investments, net	$ 1,450,439	$ 1,601,985
Financial liabilities:
Debt obligations, net	3,389,908	4,118,823
Fair Value
Financial assets:
Loans receivable and other lending investments, net	1,500,000	1,600,000
Financial liabilities:
Debt obligations, net	$ 3,600,000	$ 4,300,000